Leases - Maturities of lease liabilities (Details) - CNY (¥) ¥ in Thousands	Dec. 31, 2025	Dec. 31, 2024
Maturities of lease liabilities
2026	¥ 7,227
2027	853
Total remaining undiscounted lease payments	8,080
Less: Interest	(157)
Total operating lease liabilities	7,923	¥ 19,161
Less: Current operating lease liabilities	(7,077)	(13,447)
Non-current lease liabilities	¥ 846	¥ 5,714